Other Operating Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income
Exchange rate differences	kr 17,183		kr 149
Pass through costs	7,648	kr 439
Net gains on disposal of non-current assets	941		110
Change in value of the contingent consideration at fair value	18,835
Other income	1	2,423
Total	kr 44,608	kr 2,862	kr 259